Claims Payable - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Claims Payable.
IBNR	$ 75,108,251	$ 52,154,556	$ 56,934,400	$ 19,859,348	$ 7,801,556
Total incurred claims	416,228,369	295,275,661	418,103,177	119,091,765	79,982,717
Difference between total incurred claims and total medical expenses	$ 43,004,716	$ 52,982,611	$ 67,409,966	$ 22,350,692	$ 12,499,060